Credit Risk and Major Customers (Details) - Schedule of accounts receivable concentration of credit risk	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	19.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	13.00%			[1]
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	13.00%			[1]
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	11.00%		10.00%
Customer D [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	20.00%			[1]
Customer E [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	24.00%
Customer E [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	12.00%			[1]
Supplier N [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	22.00%			[1]		[1]
Supplier O [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	13.00%			[1]		[1]
Supplier P [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	28.00%			[1]
Supplier Q [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	44.00%		18.00%
Supplier R [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]		[1]	45.00%
Customer F [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	11.00%			[1]		[1]
Customer G [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]		[1]	16.00%
Customer H [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	32.00%			[1]		[1]
Customer J [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	18.00%			[1]
Customer K [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	10.00%			[1]
Customer L [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	10.00%			[1]
Customer M [Member] | Revenue [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	10.00%			[1]

[1]	Less than 10%